                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-07409
                                                      ---------

                          Tax-Managed Growth Portfolio
                          ----------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                December 31, 2003
                                -----------------
                             Date of Fiscal Year End

                                December 31, 2003
                                -----------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 2003

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 99.2%

SECURITY                                             SHARES            VALUE
---------------------------------------------------------------------------------------
AEROSPACE AND DEFENSE -- 2.5%

Boeing Company (The)                                         797,051   $     33,587,729
General Dynamics                                             735,000         66,436,650
Honeywell International, Inc.                                275,998          9,226,613
Northrop Grumman Corp.                                     1,684,522        161,040,303
Raytheon Company                                             313,599          9,420,514
Rockwell Collins, Inc.                                       203,032          6,097,051
Teledyne Technologies Incorporated(1)                          6,117            115,305
United Technologies Corp.                                  1,582,098        149,935,427
---------------------------------------------------------------------------------------
                                                                       $    435,859,592
---------------------------------------------------------------------------------------

AIR FREIGHT AND LOGISTICS -- 2.6%

FedEx Corporation                                          2,106,578   $    142,194,015
Robinson (C.H.) Worldwide, Inc.                            1,186,638         44,985,447
United Parcel Service, Inc. Class B                        3,549,425        264,609,634
---------------------------------------------------------------------------------------
                                                                       $    451,789,096
---------------------------------------------------------------------------------------

AIRLINES -- 0.0%

Southwest Airlines, Inc.                                     126,393   $      2,039,983
---------------------------------------------------------------------------------------
                                                                       $      2,039,983
---------------------------------------------------------------------------------------

AUTO COMPONENTS -- 0.2%

ArvinMeritor, Inc.                                            33,635   $        811,276
Borg-Warner Automotive, Inc.                                 203,981         17,352,664
Dana Corp.                                                    25,000            458,750
Delphi Automotive Systems Corp.                                6,338             64,711
Johnson Controls, Inc.                                       114,364         13,279,948
Visteon Corp.                                                 10,226            106,453
---------------------------------------------------------------------------------------
                                                                       $     32,073,802
---------------------------------------------------------------------------------------

AUTOMOBILES -- 0.1%

DaimlerChrysler AG                                             7,000   $        323,540
Ford Motor Co.                                               145,884          2,334,144
General Motors Corp.                                          13,896            742,046
Harley-Davidson, Inc.                                        137,700          6,544,881
Honda Motor Co. Ltd. ADR                                      20,000            450,000
---------------------------------------------------------------------------------------
                                                                       $     10,394,611
---------------------------------------------------------------------------------------

BEVERAGES -- 3.9%

Anheuser-Busch Companies, Inc.                             3,381,243   $    178,123,881
Coca-Cola Company (The)                                    3,177,651        161,265,788
Coca-Cola Enterprises, Inc.                                1,729,424         37,822,503
PepsiCo., Inc.                                             6,531,299        304,489,159
---------------------------------------------------------------------------------------
                                                                       $    681,701,331
---------------------------------------------------------------------------------------

BIOTECHNOLOGY -- 1.7%

Amgen, Inc.(1)                                             3,861,137   $    238,618,267
Applera Corp. - Celera Genomics Group(1)                      26,000            361,660
Genzyme Corp. - General Division(1)                          464,926         22,939,449
Gilead Sciences, Inc.(1)                                      39,362          2,288,507
Incyte Pharmaceuticals, Inc.(1)                               14,294             97,771
Invitrogen Corp.(1)                                          467,551         32,728,570
Vertex Pharmaceuticals, Inc.(1)                               13,000            132,990
---------------------------------------------------------------------------------------
                                                                       $    297,167,214
---------------------------------------------------------------------------------------

BUILDING PRODUCTS -- 0.9%

American Standard Companies, Inc.(1)                         331,609   $     33,393,026
CRH plc                                                      329,450          6,752,716
Masco Corporation                                          4,145,436        113,626,401
Water Pik Technologies(1)                                      2,141             26,270
---------------------------------------------------------------------------------------
                                                                       $    153,798,413
---------------------------------------------------------------------------------------

CAPITAL MARKETS -- 3.8%

Affiliated Managers Group(1)                                  13,680   $        951,991
Bank of New York Co., Inc. (The)                             441,413         14,619,599
Bear Stearns Companies, Inc.                                  83,352          6,663,992
Credit Suisse Group                                          155,136          5,676,090
Federated Investors, Inc.                                  1,634,947         48,002,044
Franklin Resources, Inc.                                   1,508,429         78,528,814
Goldman Sachs Group, Inc.                                      9,627            950,474
Investors Financial Services Corp.                           475,402         18,260,191
Knight Trading Group, Inc.(1)                              1,750,000         25,620,000
Legg Mason, Inc.                                              17,641          1,361,532
Lehman Brothers Holdings, Inc.                                57,486          4,439,069
Mellon Financial Corporation                                 221,912          7,125,594
Merrill Lynch & Co., Inc.                                  1,761,959        103,338,895
Morgan (J.P.) Chase & Co.                                    394,005         14,471,804
Morgan Stanley Dean Witter & Co.                           4,770,551        276,071,786
Northern Trust Corp.                                         261,505         12,139,062
Nuveen Investments Class A                                   150,000          3,999,000
Price (T. Rowe) Group, Inc.                                  171,434          8,127,686
Raymond James Financial, Inc.                                 98,225          3,703,082
Schwab (Charles) & Co.                                       946,055         11,201,291

                       SEE NOTES TO FINANCIAL STATEMENTS.

SECURITY                                             SHARES            VALUE
---------------------------------------------------------------------------------------
CAPITAL MARKETS (CONTINUED)

State Street Corp.                                           328,000   $     17,082,240
UBS AG                                                        49,812          3,386,718
Waddell & Reed Financial, Inc., Class A                      271,320          6,365,167
---------------------------------------------------------------------------------------
                                                                       $    672,086,121
---------------------------------------------------------------------------------------

CHEMICALS -- 1.0%

Airgas, Inc.                                                 389,753   $      8,371,894
Arch Chemicals, Inc.                                           4,950            127,017
Bayer AG ADR                                                  40,000          1,176,400
Dow Chemical Co. (The)                                       267,064         11,101,850
DuPont (E.I.) de Nemours & Co.                             1,302,039         59,750,570
Ecolab, Inc.                                                 318,168          8,708,258
MacDermid, Inc.                                               61,937          2,120,723
Monsanto Company                                              28,797            828,778
Olin Corp.                                                     9,900            198,594
PPG Industries, Inc.                                          23,542          1,507,159
Rohm and Haas, Co.                                             2,601            111,089
RPM, Inc.                                                     88,338          1,454,043
Sigma-Aldrich Corp.                                          630,897         36,074,690
Solutia Inc.(1)                                               20,293              7,407
Valspar Corp.                                                818,316         40,441,177
---------------------------------------------------------------------------------------
                                                                       $    171,979,649
---------------------------------------------------------------------------------------

COMMERCIAL BANKS -- 8.3%

AmSouth Bancorporation                                       812,145   $     19,897,552
Associated Banc-Corp.                                        749,148         31,951,162
Bank of America Corporation                                2,257,529        181,573,057
Bank of Hawaii Corp.                                          49,425          2,085,735
Bank of Montreal                                             269,166         11,116,556
Bank One Corp.                                             1,786,768         81,458,753
Banknorth Group, Inc.                                         50,125          1,630,566
BB&T Corp.                                                 1,276,393         49,319,826
Charter One Financial, Inc.                                  251,993          8,706,358
City National Corp.                                          273,260         16,974,911
Colonial Bancgroup, Inc. (The)                               253,936          4,398,172
Comerica, Inc.                                               241,725         13,551,103
Commerce Bancshares, Inc.                                    147,766          7,243,489
Community First Bancshares, Inc.                             360,184         10,423,725
Compass Bancshares, Inc.                                     358,352         14,086,817
Fifth Third Bancorp.                                       1,209,520         71,482,632
First Citizens BancShares, Inc.                               43,651          5,304,906
First Financial Bancorp                                       47,933            764,531
First Midwest Bancorp, Inc.                                  815,329         26,424,813
First Tennessee National Corporation                         157,089          6,927,625
FleetBoston Financial Corporation                            715,716         31,241,003
Hibernia Corp. Class A                                       187,345          4,404,481
HSBC Holdings PLC ADR                                        608,017         47,923,900
Huntington Bancshares, Inc.                                  578,423         13,014,517
Keycorp                                                      625,951         18,352,883
M&T Bank Corp.                                                37,734          3,709,252
Marshall & Ilsley Corp.                                      683,798         26,155,273
National City Corp.                                        1,598,288         54,245,895
National Commerce Financial Corp.                          1,113,055         30,364,140
North Fork Bancorporation, Inc.                               53,534          2,166,521
PNC Bank Corp.                                               156,003          8,538,044
Popular, Inc.                                                    716             32,177
Regions Financial Corp.                                    1,624,786         60,442,039
Royal Bank of Scotland Group PLC                              50,837          1,497,956
S&T Bancorp, Inc.                                            100,000          2,990,000
SouthTrust Corp.                                             506,253         16,569,661
Southwest Bancorporation of Texas, Inc.(1)                   815,601         31,686,099
SunTrust Banks, Inc.                                         425,640         30,433,260
Synovus Financial Corp.                                    1,345,581         38,914,203
TCF Financial Corporation                                     28,000          1,437,800
U.S. Bancorp                                               4,150,861        123,612,641
Union Planters Corp.                                         703,729         22,160,426
Valley National Bancorp                                      202,293          5,906,956
Wachovia Corp.                                             1,901,325         88,582,732
Wells Fargo & Company                                      3,129,623        184,303,498
Westamerica Bancorporation                                   268,474         13,343,158
Whitney Holding Corp.                                        353,200         14,477,668
Zions Bancorporation                                         252,271         15,471,780
---------------------------------------------------------------------------------------
                                                                       $  1,457,300,252
---------------------------------------------------------------------------------------

COMMERCIAL SERVICES AND SUPPLIES -- 2.4%

Allied Waste Industries, Inc.(1)                           1,674,390   $     23,240,533
Apollo Group, Inc. Class A(1)                                  7,599            516,732
Arbitron, Inc.(1)                                             30,885          1,288,522
Avery Dennison Corp.                                       1,350,977         75,681,732
Banta Corp.                                                   42,341          1,714,810
Block (H&R), Inc.                                            732,354         40,550,441
Bowne & Company                                              172,640          2,340,998
Cendant Corp.(1)                                             549,359         12,234,225
Century Business Services, Inc.(1)                           370,000          1,653,900
Cintas Corp.                                               1,326,202         66,482,506

                       SEE NOTES TO FINANCIAL STATEMENTS.

SECURITY                                             SHARES            VALUE
---------------------------------------------------------------------------------------
COMMERCIAL SERVICES AND SUPPLIES (CONTINUED)

Consolidated Graphics, Inc.(1)                                70,215   $      2,217,390
Deluxe Corporation                                            32,000          1,322,560
Donnelley (R.R.) & Sons Co.                                  200,521          6,045,708
Equifax, Inc.                                                 85,724          2,100,238
Gevity HR, Inc.                                               78,125          1,737,500
Harland (John H.) Co.                                         51,540          1,407,042
HON Industries, Inc.                                       1,552,470         67,253,000
Hudson Highland Group, Inc.(1)                                11,581            276,207
Imagistics International Inc.(1)                               2,482             93,075
Manpower, Inc.                                               112,000          5,272,960
Miller (Herman) Inc.                                         541,800         13,149,486
Monster Worldwide Inc.(1)                                    154,426          3,391,195
Navigant Consulting, Inc.(1)                                 463,017          8,732,501
Pitney Bowes, Inc.                                            89,799          3,647,635
ServiceMaster Co.                                          1,318,302         15,358,218
Steelcase Inc.                                               123,000          1,766,280
Sylvan Learning Systems, Inc.(1)                             538,458         15,502,206
United Rentals, Inc.(1)                                      401,179          7,726,708
Waste Management, Inc.                                     1,255,659         37,167,506
---------------------------------------------------------------------------------------
                                                                       $    419,871,814
---------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT -- 1.3%

3Com Corp.(1)                                                873,949   $      7,140,163
ADC Telecommunications, Inc.(1)                              370,286          1,099,749
Advanced Fibre Communication, Inc.(1)                         15,000            302,250
Alcatel S.A. ADR(1)                                           43,728            561,905
Avaya, Inc.(1)                                                56,960            737,062
Ciena Corp.(1)                                               380,378          2,525,710
Cisco Systems, Inc.(1)                                     3,441,441         83,592,602
Comverse Technology, Inc.(1)                                 386,378          6,796,389
Corning, Inc.(1)                                             651,520          6,795,354
Enterasys Networks, Inc.(1)                                   55,945            209,794
JDS Uniphase Corp.(1)                                         52,451            191,446
Lucent Technologies, Inc.(1)                                 555,464          1,577,518
McData Corp., Class A(1)                                      18,562            176,896
Motorola, Inc.                                               741,114         10,427,474
Nokia Corp., Class A, ADR                                  4,870,478         82,798,126
Nortel Networks Corp.(1)                                   1,306,729          5,527,464
Qualcomm, Inc.                                               344,112         18,557,960
Riverstone Networks, Inc.(1)                                  28,706             31,864
Tellabs, Inc.(1)                                             118,404            998,146
---------------------------------------------------------------------------------------
                                                                       $    230,047,872
---------------------------------------------------------------------------------------

COMPUTERS AND PERIPHERALS -- 3.1%

Dell, Inc.(1)                                              4,305,989   $    146,231,386
EMC Corp.(1)                                               1,104,455         14,269,559
Gateway, Inc.(1)                                              99,407            457,272
Hewlett-Packard Co.                                        1,197,265         27,501,177
International Business Machines Corp.                      2,286,121        211,877,694
Lexmark International Group, Inc.(1)                       1,704,885        134,072,156
Network Appliance, Inc.(1)                                   488,000         10,018,640
Palmone, Inc.(1)                                              65,230            766,453
Sun Microsystems, Inc.(1)                                    370,670          1,664,308
---------------------------------------------------------------------------------------
                                                                       $    546,858,645
---------------------------------------------------------------------------------------

CONSTRUCTION AND ENGINEERING -- 0.1%

Dycom Industries, Inc.(1)                                    151,725   $      4,069,264
Jacobs Engineering Group, Inc.(1)                            354,741         17,031,115
---------------------------------------------------------------------------------------
                                                                       $     21,100,379
---------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS -- 0.0%

Vulcan Materials Company                                     184,512   $      8,777,236
---------------------------------------------------------------------------------------
                                                                       $      8,777,236
---------------------------------------------------------------------------------------

CONSUMER FINANCE -- 0.9%

American Express Co.                                         521,715   $     25,162,314
Capital One Financial Corp.                                1,245,321         76,325,724
MBNA Corporation                                             456,002         11,331,650
Providian Financial Corp.(1)                                 457,296          5,322,925
SLM Corp.                                                    905,499         34,119,202
---------------------------------------------------------------------------------------
                                                                       $    152,261,815
---------------------------------------------------------------------------------------

CONTAINERS AND PACKAGING -- 0.1%

Bemis Co.                                                    207,593   $     10,379,650
Caraustar Industries, Inc.(1)                                192,532          2,656,942
Sealed Air Corp.(1)                                           37,014          2,003,938
Sonoco Products Co.                                          160,690          3,956,188
Temple-Inland, Inc.                                           57,962          3,632,479
---------------------------------------------------------------------------------------
                                                                       $     22,629,197
---------------------------------------------------------------------------------------

DEPARTMENT STORES -- 0.0%

Neiman Marcus Group, Inc. (The)(1)                            27,117   $      1,355,850
---------------------------------------------------------------------------------------
                                                                       $      1,355,850
---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SECURITY                                             SHARES            VALUE
---------------------------------------------------------------------------------------
DISTILLERS AND VINTNERS -- 0.1%

Brown-Forman Corp. Class A                                   154,012   $     14,931,463
---------------------------------------------------------------------------------------
                                                                       $     14,931,463
---------------------------------------------------------------------------------------

DISTRIBUTORS -- 0.0%

Genuine Parts Company                                        188,609   $      6,261,819
---------------------------------------------------------------------------------------
                                                                       $      6,261,819
---------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES -- 1.6%

Citigroup Inc.                                             4,030,512   $    195,641,052
Finova Group, Inc.(1)                                        175,587            114,132
ING groep, N.V. ADR                                          216,111          5,059,159
Moody's Corp.                                                 47,543          2,878,729
Royal Bank of Canada                                         321,353         15,322,111
Societe Generale                                             809,647         71,487,377
---------------------------------------------------------------------------------------
                                                                       $    290,502,560
---------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.3%

Alltel Corp.                                               1,488,598   $     69,338,895
AT&T Corp.                                                   473,645          9,614,993
BCE, Inc.                                                  4,500,000        100,620,000
BellSouth Corp.                                              457,572         12,949,288
Cincinnati Bell Inc.(1)                                      169,013            853,516
Citizens Communications Co.(1)                                14,252            177,010
Deutsche Telekom AG(1)                                     1,956,790         35,476,603
PTEK Holdings, Inc.(1)                                        28,000            246,680
Qwest Communications International, Inc.(1)                   59,924            258,872
RSL Communications Ltd.(1)                                   247,161              2,472
SBC Communications, Inc.                                   1,493,660         38,939,716
Sprint Corp. - FON Group                                     167,078          2,743,421
Talk America Holdings, Inc.(1)                                42,372            488,125
Telefonos de Mexico ADR                                    3,000,000         99,090,000
Verizon Communications                                       954,938         33,499,225
WorldCom, Inc.(1)                                             98,634              1,302
WorldCom, Inc. - MCI Group(1)                                 42,805              2,097
---------------------------------------------------------------------------------------
                                                                       $    404,302,215
---------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 0.2%

Ameren Corp.                                                   5,000   $        230,000
American Electric Power, Inc.                                    960             29,290
Dominion Resources, Inc.                                      10,464            667,917
Exelon Corp.                                                 500,000         33,180,000
PG&E Corp.(1)                                                 47,705          1,324,768
TECO Energy, Inc.                                             35,511            511,714
TXU Corp.                                                    250,196          5,934,649
Wisconsin Energy Corp.                                         9,576            320,317
---------------------------------------------------------------------------------------
                                                                       $     42,198,655
---------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT -- 0.6%

American Power Conversion Corp.                               36,671   $        896,606
Baldor Electric Co.                                          149,060          3,406,021
Emerson Electric Co.                                       1,309,555         84,793,686
Rockwell International Corp.                                 179,520          6,390,912
Thomas & Betts Corp.                                         114,600          2,623,194
---------------------------------------------------------------------------------------
                                                                       $     98,110,419
---------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT AND INSTRUMENTS -- 0.9%

Agilent Technologies, Inc.(1)                                599,247   $     17,521,982
Arrow Electronics, Inc.(1)                                     8,750            202,475
Flextronics International Ltd.(1)                            282,653          4,194,571
Jabil Circuit, Inc.(1)                                     2,127,971         60,221,579
Molex, Inc., Class A                                         112,582          3,305,408
National Instruments Corp.                                   490,458         22,301,125
PerkinElmer, Inc.                                            300,081          5,122,383
Plexus Corp.(1)                                              209,946          3,604,773
Roper Industries, Inc.                                        23,122          1,138,990
Sanmina Corp.(1)                                           1,164,972         14,690,297
Solectron Corporation(1)                                   1,818,848         10,749,392
Waters Corp.(1)                                              165,841          5,499,288
X-Rite Incorporated                                          361,707          4,094,523
---------------------------------------------------------------------------------------
                                                                       $    152,646,786
---------------------------------------------------------------------------------------

ENERGY EQUIPMENT AND SERVICES -- 0.5%

Baker Hughes, Inc.                                           520,182   $     16,729,053
Core Laboratories N.V.(1)                                    109,787          1,832,345
Grant Prideco, Inc.(1)                                       124,234          1,617,527
Halliburton Company                                          481,502         12,519,052
National-Oilwell, Inc.(1)                                    686,929         15,359,732
Schlumberger Ltd.                                            484,178         26,494,220
Smith International, Inc.(1)                                 140,000          5,812,800
Transocean Sedco Forex, Inc.(1)                                6,315            151,623
---------------------------------------------------------------------------------------
                                                                       $     80,516,352
---------------------------------------------------------------------------------------

FOOD AND STAPLES RETAILING -- 2.3%

Albertson's, Inc.                                          1,172,238   $     26,551,191

                       SEE NOTES TO FINANCIAL STATEMENTS.

SECURITY                                             SHARES            VALUE
---------------------------------------------------------------------------------------
FOOD AND STAPLES RETAILING (CONTINUED)

Casey's General Stores, Inc.                                  91,201   $      1,610,610
Costco Wholesale Corp.(1)                                  1,220,435         45,375,773
CVS Corp.                                                    177,839          6,423,545
Kroger Co. (The)(1)                                        1,201,784         22,245,022
Safeway, Inc.(1)                                           1,270,912         27,845,682
Sysco Corp.                                                1,601,774         59,634,046
Sysco Corp.(2)(3)                                             32,036          1,190,911
Walgreen Co.                                                 665,292         24,203,323
Wal-Mart Stores, Inc.                                      3,674,877        194,952,225
Winn-Dixie Stores, Inc.                                      225,735          2,246,063
---------------------------------------------------------------------------------------
                                                                       $    412,278,391
---------------------------------------------------------------------------------------

FOOD PRODUCTS -- 2.3%

Archer-Daniels-Midland Co.                                   316,652   $      4,819,443
Campbell Soup Co.                                          1,243,047         33,313,660
Conagra Inc.                                               1,638,964         43,252,260
Dean Foods Co.(1)                                            504,216         16,573,580
Del Monte Foods, Co.(1)                                      103,109          1,072,334
General Mills, Inc.                                          286,539         12,980,217
Heinz (H.J.) Co.                                             298,859         10,887,433
Hershey Foods Corp.                                          244,744         18,842,841
JM Smucker Co.                                                19,265            872,512
Kellogg Co.                                                   69,795          2,657,794
Kraft Foods, Inc.                                                165              5,316
McCormick & Co., Inc.                                        219,798          6,615,920
Nestle SA                                                    200,000         49,969,679
Riviana Foods, Inc.                                          250,000          6,847,500
Sara Lee Corp.                                             2,601,502         56,478,608
Smithfield Foods, Inc.(1)                                  4,207,530         87,095,871
Tyson Foods, Inc.                                            315,272          4,174,201
Wrigley (Wm.) Jr. Company Class A                            933,873         52,493,001
---------------------------------------------------------------------------------------
                                                                       $    408,952,170
---------------------------------------------------------------------------------------

GAS UTILITIES -- 0.6%

Kinder Morgan, Inc.                                        1,781,672   $    105,296,815
---------------------------------------------------------------------------------------
                                                                       $    105,296,815
---------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT AND SUPPLIES -- 1.4%

Advanced Medical Optics(1)                                     3,744   $         73,570
Bausch & Lomb, Inc.                                           29,250          1,518,075
Baxter International, Inc.                                   201,413          6,147,125
Becton & Dickinson and Co.                                    64,173          2,640,077
Biomet, Inc.                                                 411,340         14,976,889
Boston Scientific Corporation(1)                           1,083,970         39,846,737
Dentsply International, Inc.                                  11,325            511,550
Edwards Lifesciences Corp.(1)                                 15,420            463,834
Guidant Corp.                                                 54,692          3,292,458
Hillenbrand Industries, Inc.                                 638,072         39,598,748
Lumenis Ltd.(1)                                              100,000            135,000
Medtronic, Inc.                                            2,259,696        109,843,823
Millipore Corporation(1)                                      70,000          3,013,500
St. Jude Medical, Inc.(1)                                     10,014            614,359
Steris Corp.(1)                                               19,538            441,559
VISX, Inc.(1)                                                 50,000          1,157,500
Zimmer Holdings, Inc.(1)                                     251,155         17,681,312
---------------------------------------------------------------------------------------
                                                                       $    241,956,116
---------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS AND SERVICES -- 2.0%

AmerisourceBergen Corp.                                      104,493   $      5,867,282
Andrx Group(1)                                               393,772          9,466,279
Beverly Enterprises, Inc.(1)                                 357,143          3,067,858
Cardinal Health, Inc.                                      1,837,836        112,402,050
Cigna Corp.                                                   11,836            680,570
Express Scripts, Inc.(1)                                      14,002            930,153
HCA Inc.                                                     253,450         10,888,212
Health Management Associates, Inc., Class A                1,036,833         24,883,992
IDX Systems Corp.(1)                                          60,000          1,609,200
IMS Health, Inc.                                             280,530          6,973,976
McKesson HBOC, Inc.                                          101,169          3,253,595
Medco Health Solutions, Inc.(1)                              131,480          4,469,005
Parexel International Corp.(1)                                35,000            569,100
Quest Diagnostics, Inc.                                        8,750            639,712
Renal Care Group, Inc.(1)                                    371,007         15,285,488
Schein (Henry), Corp.(1)                                   1,272,548         85,998,794
Service Corp. International(1)                               142,389            767,477
Stewart Enterprises, Inc.(1)                                 114,000            647,520
Sunrise Assisted Living, Inc.(1)                             144,000          5,578,560
Tenet Healthcare Corp.(1)                                      3,961             63,574
UnitedHealth Group, Inc.                                     184,976         10,761,904
Ventiv Health, Inc.(1)                                       160,833          1,471,622
Wellpoint Health Networks(1)                                 404,000         39,183,960
---------------------------------------------------------------------------------------
                                                                       $    345,459,883
---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SECURITY                                             SHARES            VALUE
---------------------------------------------------------------------------------------
HOTELS, RESTAURANTS AND LEISURE -- 1.6%

Brinker International, Inc.(1)                               459,469   $     15,235,992
Carnival Corporation                                         559,353         22,223,095
CBRL Group, Inc.                                              62,047          2,373,918
Darden Restaurants Inc.                                      184,714          3,886,383
Evans (Bob) Farms, Inc.                                       51,662          1,676,949
Gaylord Entertainment Co.(1)                                 428,482         12,790,188
International Game Technology                                400,000         14,280,000
International Speedway Corporation                           118,344          5,285,243
Jack in the Box, Inc.(1)                                     500,000         10,680,000
Lone Star Steakhouse & Saloon, Inc.                          145,981          3,383,840
Marriott International, Inc.                                 332,298         15,352,168
McDonald's Corp.                                           1,176,299         29,207,504
MGM Grand, Inc.(1)                                            94,445          3,552,076
Navigant International, Inc.(1)                               44,278            613,250
Outback Steakhouse, Inc.                                   1,641,207         72,557,761
Papa John's International, Inc.(1)                           199,488          6,658,909
Royal Caribbean Cruises Ltd.                                 500,000         17,395,000
Sonic Corp.(1)                                               106,510          3,261,336
Starbucks Corp.(1)                                         1,255,994         41,523,162
Yum! Brands, Inc.(1)                                         241,659          8,313,070
---------------------------------------------------------------------------------------
                                                                       $    290,249,844
---------------------------------------------------------------------------------------

HOUSEHOLD DURABLES -- 0.5%

Blyth Industries, Inc.                                       742,373   $     23,919,258
Department 56, Inc.(1)                                       255,162          3,342,622
Fortune Brands Inc.                                          142,143         10,161,803
Helen of Troy Ltd.(1)                                         20,000            463,000
Interface, Inc. Class A(1)                                    75,467            417,333
Leggett & Platt, Inc.                                      1,581,019         34,197,441
Maytag Corp.                                                  27,073            753,983
Newell Rubbermaid, Inc.                                      438,432          9,983,097
Snap-On, Inc.                                                 51,429          1,658,071
---------------------------------------------------------------------------------------
                                                                       $     84,896,608
---------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 1.8%

Clorox Co. (The)                                              53,688   $      2,607,089
Colgate-Palmolive Co.                                        676,711         33,869,386
Energizer Holdings(1)                                        168,981          6,346,926
Kimberly-Clark Corp.                                       1,535,512         90,733,404
Procter & Gamble Co.                                       1,877,616        187,536,286
---------------------------------------------------------------------------------------
                                                                       $    321,093,091
---------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES -- 1.9%

3M Co.                                                       564,132   $     47,968,144
General Electric Co.                                       8,283,871        256,634,324
Teleflex, Inc.                                                47,559          2,298,526
Tyco International Ltd.                                    1,176,566         31,178,999
---------------------------------------------------------------------------------------
                                                                       $    338,079,993
---------------------------------------------------------------------------------------

INSURANCE -- 6.3%

21st Century Insurance Group                                  70,700   $        972,125
Aegon N.V. ADR                                             5,311,829         78,615,069
AFLAC Corp.                                                2,092,063         75,690,839
Allstate Corp. (The)                                         188,362          8,103,333
American International Group, Inc.                         5,434,795        360,218,213
AON Corp.                                                    826,887         19,795,675
Berkshire Hathaway, Inc., Class A(1)                             393         33,110,250
Berkshire Hathaway, Inc., Class B(1)                          40,126        112,954,690
Chubb Corporation                                              3,901            265,658
Commerce Group, Inc.                                         120,000          4,740,000
Delphi Financial Group Inc.                                    9,672            348,192
Gallagher (Arthur J.) and Co.                                991,627         32,217,961
Hartford Financial Services Group, Inc.                       11,800            696,554
Jefferson-Pilot Corp.                                        211,013         10,687,808
Kansas City Life Insurance Co.                                70,800          3,270,960
Lincoln National Corp.                                        52,903          2,135,694
Manulife Financial Corp.                                      74,958          2,421,143
Marsh & McLennan Cos., Inc.                                1,830,750         87,674,617
MetLife, Inc.                                              1,969,700         66,319,799
Old Republic International Corp.                             195,360          4,954,330
Progressive Corp.                                          1,855,100        155,067,809
Safeco Corp.                                                 177,122          6,895,359
St. Paul Companies, Inc. (The)                               325,275         12,897,154
Torchmark Corp.                                              440,119         20,043,019
Travelers Property Casualty - Class A                        196,364          3,294,988
Travelers Property Casualty - Class B                        403,442          6,846,411
UICI(1)                                                       43,597            578,968
UnumProvident Corp.                                           53,710            847,007
XL Capital Ltd., Class A                                      79,232          6,144,442
---------------------------------------------------------------------------------------
                                                                       $  1,117,808,067
---------------------------------------------------------------------------------------

INTEGRATED TELECOMMUNICATION SERVICES -- 0.0%

McLeodUSA(1)                                                  35,538   $         52,596
--------------------------------------------------------------------------------------
                                                                       $         52,596
---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SECURITY                                             SHARES            VALUE
---------------------------------------------------------------------------------------
INTERNET AND CATALOG RETAIL -- 0.4%

eBay, Inc(1)(2)(3)                                           200,000   $     12,909,926
eBay, Inc.(1)                                                 89,632          5,789,331
eBay, Inc.(1)(2)(3)                                          318,000         20,534,485
InterActiveCorp.(1)                                          806,192         27,354,095
School Specialty Corp.(1)                                     49,197          1,673,190
---------------------------------------------------------------------------------------
                                                                       $     68,261,027
---------------------------------------------------------------------------------------

INTERNET SOFTWARE AND SERVICES -- 0.0%

Retek, Inc.(1)                                               150,348   $      1,395,229
---------------------------------------------------------------------------------------
                                                                       $      1,395,229
---------------------------------------------------------------------------------------

IT SERVICES -- 3.1%

Accenture Ltd.(1)                                          3,638,000   $     95,752,160
Acxiom Corp.(1)                                              647,804         12,029,720
Affiliated Computer Services(1)                              200,654         10,927,617
Automatic Data Processing, Inc.                            2,223,695         88,080,559
BISYS Group, Inc. (The)(1)                                   280,492          4,173,721
Ceridian Corp.(1)                                            166,750          3,491,745
Certegy, Inc.                                                 42,862          1,405,874
Computer Sciences Corp.(1)                                   388,302         17,174,597
Concord EFS, Inc.(1)                                         267,810          3,974,300
CSG Systems International, Inc.(1)                            41,116            513,539
DST Systems, Inc.(1)                                         391,034         16,329,580
eFunds Corp.(1)                                               17,645            306,141
Electronic Data Systems Corp.                                157,712          3,870,252
First Data Corp.                                           4,920,602        202,187,536
Gartner Group, Inc., Class A(1)                                4,811             54,412
Gartner Group, Inc., Class B(1)                               92,416          1,005,486
Keane, Inc.(1)                                                52,404            767,195
Paychex, Inc.                                              1,379,399         51,313,643
Perot Systems Corp.(1)                                       726,775          9,796,927
Safeguard Scientifics, Inc.(1)                                26,579            107,379
SunGard Data Systems, Inc.(1)                                822,160         22,782,054
---------------------------------------------------------------------------------------
                                                                       $    546,044,437
---------------------------------------------------------------------------------------

LEISURE EQUIPMENT AND PRODUCTS -- 0.0%

Eastman Kodak Co.                                            150,547   $      3,864,541
Mattel, Inc.                                                   9,739            187,671
---------------------------------------------------------------------------------------
                                                                       $      4,052,212
---------------------------------------------------------------------------------------

MACHINERY -- 3.0%

Caterpillar, Inc.                                             27,255   $      2,262,710
Danaher Corporation                                        2,015,985        184,966,624
Deere & Co.                                                3,450,000        224,422,500
Dionex Corp.(1)                                              139,750          6,431,295
Donaldson Company, Inc.                                       40,220          2,379,415
Dover Corp.                                                  375,527         14,927,198
Federal Signal Corp.                                         283,471          4,966,412
Illinois Tool Works, Inc.                                    756,502         63,478,083
ITT Industries, Inc.                                           4,214            312,721
Nordson Corporation                                          163,978          5,662,160
Parker-Hannifin Corporation                                   33,842          2,013,599
Tecumseh Products Co., Class A                               156,420          7,575,421
Wabtec                                                       232,061          3,954,319
---------------------------------------------------------------------------------------
                                                                       $    523,352,457
---------------------------------------------------------------------------------------

MEDIA -- 7.0%

ADVO, Inc.                                                   794,552   $     25,234,972
Belo (A.H.) Corp.                                            542,924         15,386,466
Cablevision Systems Corp.(1)                                 207,410          4,851,320
Catalina Marketing Corp.(1)                                   89,203          1,798,332
Clear Channel Communications, Inc.                           424,444         19,876,713
Comcast Corp. Class A(1)                                   4,466,124        146,801,496
Comcast Corp. Class A Special(1)                           2,280,622         71,337,856
Cox Communications, Inc., Class A(1)                       1,265,627         43,600,850
Disney (Walt) Company                                      6,250,933        145,834,267
EchoStar Communications, Class A(1)                           35,150          1,195,100
Entercom Communications Corp.(1)                             220,000         11,651,200
Gannett Co., Inc.                                          1,447,727        129,079,339
Havas Advertising, S.A. ADR                                3,142,938         18,417,617
Hughes Electronics Corp.(1)                                       24                397
Interpublic Group of Companies., Inc.(1)                   1,520,905         23,726,118
KnightRidder, Inc.                                            18,123          1,402,177
Lamar Advertising Co.(1)                                     243,271          9,078,874
Liberty Media Corp. Class A(1)                               965,499         11,479,783
Liberty Media Corp. Class B(1)                                32,876            453,689
MacClatchy Co. (The)                                          48,066          3,306,941
McGraw-Hill Companies, Inc. (The)                            246,964         17,267,723
Meredith Corp.                                               190,000          9,273,900
New York Times Co. (The), Class A                            282,204         13,486,529
News Corporation Ltd.                                         93,967          2,842,502
Omnicom Group, Inc.                                        2,334,382        203,861,580
Proquest Company(1)                                          115,000          3,386,750
Publicis Groupe SA                                           367,533         11,914,205
Reuters Holdings plc ADR                                       1,431             36,319

                       SEE NOTES TO FINANCIAL STATEMENTS.

SECURITY                                             SHARES            VALUE
---------------------------------------------------------------------------------------
MEDIA (CONTINUED)

Scripps (The E.W) Company                                     25,533   $      2,403,677
Time Warner Inc.(1)                                        3,754,241         67,538,796
Tribune Co.                                                1,501,683         77,486,843
Univision Communications, Inc.(1)                            917,233         36,404,978
Viacom, Inc., Class A                                         29,774          1,318,095
Viacom, Inc., Class B                                      1,383,821         61,413,976
Vivendi Universal S.A. ADR(1)                                490,725         11,914,803
Washington Post Co. (The)                                     14,970         11,847,258
Westwood One, Inc.(1)                                        122,400          4,187,304
WPP Group plc                                                139,450          1,369,256
WPP Group plc ADR                                            209,454         10,294,664
---------------------------------------------------------------------------------------
                                                                       $  1,232,762,665
---------------------------------------------------------------------------------------

METALS AND MINING -- 0.2%

Alcoa, Inc.                                                  558,287   $     21,214,906
Allegheny Technologies, Inc.                                  21,408            283,014
Nucor Corp.                                                  221,462         12,401,872
Phelps Dodge Corp.(1)                                         14,862          1,130,850
Steel Dynamics, Inc.(1)                                      311,800          7,324,182
Worthington Industries, Inc.                                 147,466          2,658,812
---------------------------------------------------------------------------------------
                                                                       $     45,013,636
---------------------------------------------------------------------------------------

MULTILINE RETAIL -- 1.8%

99 Cents Only Stores(1)                                    1,142,232   $     31,102,977
Dollar General Corp.                                         101,456          2,129,561
Dollar Tree Stores, Inc.(1)                                  813,306         24,447,978
Family Dollar Stores, Inc.                                 2,618,411         93,948,587
Kohls Corp.(1)                                                    55              2,472
May Department Stores Co. (The)                              632,760         18,394,333
Nordstrom, Inc.                                               65,692          2,253,236
Penney (J.C.) Company, Inc.                                  529,169         13,906,561
Sears, Roebuck & Co.                                          16,950            771,055
Target Corp.                                               3,576,019        137,319,130
---------------------------------------------------------------------------------------
                                                                       $    324,275,890
---------------------------------------------------------------------------------------

MULTI-UTILITIES AND UNREGULATED POWER -- 0.1%

AES Corporation(1)                                            49,542   $        467,676
Duke Energy Corp.                                            419,154          8,571,699
Dynegy, Inc.(1)                                               63,525            271,887
El Paso Corp.                                                175,909          1,440,695
National Fuel Gas Co.                                          4,000             97,760
Williams Companies. Inc. (The)                               222,833          2,188,220
---------------------------------------------------------------------------------------
                                                                       $     13,037,937
---------------------------------------------------------------------------------------

OFFICE ELECTRONICS -- 0.0%

Ikon Office Solutions, Inc.                                   83,040   $        984,854
Xerox Corp.(1)                                                20,000            276,000
Zebra Technologies Corp., Class A(1)                           9,000            597,330
---------------------------------------------------------------------------------------
                                                                       $      1,858,184
---------------------------------------------------------------------------------------

OIL AND GAS -- 5.9%

Amerada Hess Corp.                                            18,947   $      1,007,412
Anadarko Petroleum Corp.                                   2,557,003        130,432,723
Apache Corporation                                         1,035,690         83,994,459
Ashland, Inc.                                                 85,716          3,776,647
BP plc ADR                                                 5,056,838        249,554,955
Burlington Resources, Inc.                                 2,130,802        118,003,815
ChevronTexaco Corporation                                    123,875         10,701,561
ConocoPhillips                                             1,790,067        117,374,693
Devon Energy Corp.                                           507,678         29,069,642
Exxon Mobil Corp.                                          5,811,941        238,289,581
Kerr - McGee Corp.                                           267,327         12,428,032
Marathon Oil Corp.                                             1,450             47,980
Murphy Oil Corporation                                        13,200            862,092
Newfield Exploration Company(1)                               60,000          2,672,400
Royal Dutch Petroleum Co.                                     96,661          5,064,070
Total Fina Elf SA ADR                                        400,000         37,004,000
Valero Energy Corp.                                           51,510          2,386,973
---------------------------------------------------------------------------------------
                                                                       $  1,042,671,035
---------------------------------------------------------------------------------------

PAPER AND FOREST PRODUCTS -- 0.2%

Georgia-Pacific Corp.                                        647,002   $     19,843,551
International Paper Co.                                      232,175         10,009,064
Louisiana-Pacific Corp.(1)                                    70,750          1,265,010
MeadWestvaco Corp.                                            84,358          2,509,651
Weyerhaeuser Co.                                             119,608          7,654,912
---------------------------------------------------------------------------------------
                                                                       $     41,282,188
---------------------------------------------------------------------------------------

PERSONAL PRODUCTS -- 1.4%

Avon Products, Inc.                                          186,700   $     12,600,383
Gillette Company                                           3,929,412        144,327,303
Lauder (Estee) Companies, Inc.                             2,092,312         82,144,169
---------------------------------------------------------------------------------------
                                                                       $    239,071,855
---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SECURITY                                             SHARES            VALUE
---------------------------------------------------------------------------------------
PHARMACEUTICALS -- 7.0%

Abbott Laboratories                                        2,482,012   $    115,661,759
Allergan, Inc.                                                38,840          2,983,300
Bristol-Myers Squibb Company                               3,201,708         91,568,849
Elan Corp., PLC ADR(1)                                        31,838            219,364
Forest Laboratories, Inc.(1)                                 656,800         40,590,240
GlaxoSmithKline plc                                          433,759         20,221,845
Johnson & Johnson                                          2,917,570        150,721,666
King Pharmaceuticals, Inc.(1)                              1,481,117         22,601,845
Lilly (Eli) & Co.                                          3,173,638        223,201,961
Merck & Co., Inc.                                          1,611,471         74,449,960
Mylan Laboratories, Inc.                                      27,992            707,078
Novo Nordisk ADR                                             292,277         11,971,666
Pfizer, Inc.                                               7,799,066        275,541,002
Schering AG ADR                                               25,000          1,277,500
Schering-Plough Corp.                                      2,478,438         43,100,037
Sepracor, Inc.(1)                                              4,000             95,720
Teva Pharmaceutical Industries Ltd. ADR                    1,200,000         68,052,000
Watson Pharmaceuticals, Inc.(1)                              951,175         43,754,050
Wyeth Corp.                                                  974,196         41,354,620
---------------------------------------------------------------------------------------
                                                                       $  1,228,074,462
---------------------------------------------------------------------------------------

REAL ESTATE -- 0.2%

AvalonBay Communities, Inc.                                   55,000   $      2,629,000
Catellus Development Corp.                                   441,282         10,643,722
Jones Lang Lasalle, Inc.(1)                                  154,567          3,204,174
Plum Creek Timber Co., Inc.                                  198,791          6,053,186
Trammell Crow Co.(1)                                         804,200         10,655,650
---------------------------------------------------------------------------------------
                                                                       $     33,185,732
---------------------------------------------------------------------------------------

ROAD AND RAIL -- 0.2%

ANC Rental Corporation(1)                                    459,525   $             46
Burlington Northern Santa Fe Corp.                           203,594          6,586,266
CSX Corporation                                               38,134          1,370,536
Florida East Coast Industries, Inc.                          121,978          4,037,472
Heartland Express, Inc.                                      435,436         10,533,197
Kansas City Southern Industries, Inc.(1)                      15,215            217,879
Norfolk Southern Corp.                                         3,990             94,364
Union Pacific Corp.                                           92,772          6,445,799
---------------------------------------------------------------------------------------
                                                                       $     29,285,559
---------------------------------------------------------------------------------------

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT -- 2.6%
Agere Systems, Inc.(1)                                         6,495   $         19,810
Agere Systems, Inc., Class B(1)                              159,398            462,254
Altera Corp.(1)                                               66,116          1,500,833
Analog Devices, Inc.(1)                                      555,525         25,359,716
Applied Materials, Inc.(1)                                   418,392          9,392,900
Applied Materials, Inc.(1)(2)(3)                             543,250         12,183,767
Broadcom Corp.(1)                                            234,000          7,977,060
Conexant Systems, Inc.(1)                                    134,174            666,845
Cypress Semiconductor Corporation(1)                         152,742          3,262,569
Intel Corp.                                                9,103,378        293,128,772
KLA-Tencor Corp.(1)                                          108,382          6,358,772
KLA-Tencor Corp.(1)(2)(3)                                     50,000          2,929,100
Linear Technologies Corp.                                     87,760          3,692,063
LSI Logic Corporation(1)                                     132,810          1,178,025
Maxim Integrated Products Co.                                274,351         13,662,680
Mindspeed Technologies Inc.(1)                                44,724            306,359
Skyworks Solutions, Inc.(1)                                   98,685            858,560
Taiwan Semiconductor ADR(1)                                1,000,000         10,240,000
Teradyne, Inc.(1)                                             27,996            712,498
Texas Instruments, Inc.                                    1,970,330         57,888,295
Xilinx, Inc.(1)                                               68,518          2,654,387
---------------------------------------------------------------------------------------
                                                                       $    454,435,265
---------------------------------------------------------------------------------------

SOFTWARE -- 2.5%

Adobe Systems, Inc.                                          261,994   $     10,296,364
BMC Software, Inc.(1)                                         27,000            503,550
Cadence Design Systems, Inc.(1)                              900,000         16,182,000
Cognos, Inc.(1)                                               77,000          2,357,740
Computer Associates International, Inc.                       33,070            904,134
Compuware Corp.(1)                                           150,944            911,702
Fair, Isaac and Co., Inc.                                    707,571         34,784,190
Henry (Jack) & Associates                                    201,006          4,136,703
I2 Technologies, Inc.(1)                                     233,752            388,028
Intuit, Inc.(1)                                            1,108,389         58,644,862
Microsoft Corp.                                            9,489,802        261,349,147
Oracle Corp.(1)                                              737,178          9,730,750
PalmSource, Inc.(1)                                           20,208            440,332
Parametric Technology Corp.(1)                                94,600            372,724
PeopleSoft, Inc.(1)                                          300,680          6,855,504
Reynolds & Reynolds, Co.                                     451,043         13,102,799
Siebel Systems, Inc.(1)                                      816,061         11,318,766
Symantec Corporation(1)                                       30,450          1,055,093

                       SEE NOTES TO FINANCIAL STATEMENTS.

SECURITY                                             SHARES            VALUE
---------------------------------------------------------------------------------------
SOFTWARE (CONTINUED)

VERITAS Software Corp.(1)                                     43,942   $      1,632,885
Wind River Systems, Inc.(1)                                   91,910            805,132
---------------------------------------------------------------------------------------
                                                                       $    435,772,405
---------------------------------------------------------------------------------------

SPECIALTY RETAIL -- 2.2%

Abercrombie & Fitch Co.(1)                                    14,915   $        368,550
AutoNation, Inc.(1)                                        3,744,851         68,792,913
Best Buy Co., Inc.                                           313,610         16,382,986
Boise Cascade Corporation                                      2,192             72,029
Burlington Coat Factory Warehouse Corp.                      609,010         12,886,652
Carmax, Inc.(1)                                               67,797          2,096,961
Circuit City Stores, Inc.                                    216,000          2,188,080
Gap, Inc. (The)                                              541,012         12,556,889
Home Depot, Inc. (The)                                     3,469,933        123,147,922
Limited Brands, Inc.                                         813,017         14,658,697
Lowe's Companies                                             963,356         53,360,289
Office Depot, Inc.(1)                                        238,664          3,988,075
Payless Shoesource, Inc.(1)                                   23,100            309,540
Pep Boys - Manny, Moe & Jack (The)                            83,415          1,907,701
Pier 1 Imports, Inc.                                          44,982            983,307
RadioShack Corp.                                             677,904         20,798,095
Sherwin-Williams Co. (The)                                    80,569          2,798,967
Staples, Inc.(1)                                              92,500          2,525,250
Tiffany & Co.                                                 88,000          3,977,600
TJX Companies, Inc. (The)                                  2,016,834         44,471,190
Too, Inc.(1)                                                  38,284            646,234
---------------------------------------------------------------------------------------
                                                                       $    388,917,927
---------------------------------------------------------------------------------------

TEXTILES, APPAREL AND LUXURY GOODS -- 0.5%

Coach, Inc.(1)                                               365,720   $     13,805,930
Nike Inc., Class B                                         1,079,222         73,883,538
Unifi, Inc.(1)                                                42,921            276,840
---------------------------------------------------------------------------------------
                                                                       $     87,966,308
---------------------------------------------------------------------------------------

THRIFTS AND MORTGAGE FINANCE -- 0.8%

Countrywide Financial Corp.                                  133,333   $     10,113,308
Fannie Mae                                                   406,147         30,485,394
Freddie Mac                                                  135,586          7,907,376
Golden West Financial Corporation                             21,845          2,254,186
GreenPoint Financial Corp.                                 1,081,474         38,197,662
MGIC Investment Corp.                                         85,000          4,839,900
Radian Group, Inc.                                            30,800          1,501,500

THRIFTS AND MORTGAGE FINANCE (CONTINUED)
Sovereign Bancorporation, Inc.                                23,766            564,443
Washington Mutual, Inc.                                    1,204,074         48,307,449
---------------------------------------------------------------------------------------
                                                                       $    144,171,218
---------------------------------------------------------------------------------------

TOBACCO -- 0.2%

Altria Group Inc.                                            593,732   $     32,310,895
UST, Inc.                                                        439             15,668
---------------------------------------------------------------------------------------
                                                                       $     32,326,563
---------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES -- 0.1%

AT&T Wireless Services, Inc.(1)                            1,321,244   $     10,556,740
Nextel Communications, Inc., Class A(1)                       73,122          2,051,803
Sprint Corp. - PCS Group(1)                                   19,754            111,017
Telephone and Data Systems, Inc.                              70,844          4,431,292
Vodafone Group plc ADR                                       116,617          2,920,090
---------------------------------------------------------------------------------------
                                                                       $     20,070,942
---------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
   (IDENTIFIED COST $14,558,336,419)                                   $ 17,461,971,848
---------------------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS -- 0.0%

MULTI-UTILITIES AND UNREGULATED POWER -- 0.0%

Enron Corp.(1)(2)                                             11,050   $          8,448
---------------------------------------------------------------------------------------
                                                                       $          8,448
---------------------------------------------------------------------------------------

TOTAL CONVERTIBLE PREFERRED STOCKS
   (IDENTIFIED COST $4,500,777)                                        $          8,448
---------------------------------------------------------------------------------------

PREFERRED STOCKS -- 0.0%

COMMERCIAL BANKS -- 0.0%

Wachovia Corp. (Dividend Equalization
  Preferred Shares)(1)                                       166,518   $            832
---------------------------------------------------------------------------------------
                                                                       $            832
---------------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
   (IDENTIFIED COST $39,407)                                           $            832
---------------------------------------------------------------------------------------

RIGHTS -- 0.0%

BANKS -- 0.0%

Bank United Corp. (Litigation Contingent Payment
  Rights)(1)                                                 102,072   $         12,249
---------------------------------------------------------------------------------------
                                                                       $         12,249
---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SECURITY                                             SHARES            VALUE
---------------------------------------------------------------------------------------
COMPUTERS AND BUSINESS EQUIPMENT -- 0.0%

Seagate Technology, Inc. (Tax Refund Rights)(1)(2)           197,392   $              0
---------------------------------------------------------------------------------------

                                                                       $              0
---------------------------------------------------------------------------------------

INTEGRATED TELECOMMUNICATION SERVICES -- 0.0%

McLeodUSA (Escrow Rights)(1)(2)                            1,592,200   $              0
---------------------------------------------------------------------------------------
                                                                       $              0
---------------------------------------------------------------------------------------
TOTAL RIGHTS
   (IDENTIFIED COST $50,596)                                           $         12,249
---------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 0.3%

                                                     PRINCIPAL
                                                     AMOUNT
SECURITY                                             (000'S OMITTED)   VALUE
---------------------------------------------------------------------------------------
Investors Bank & Trust Company -
  Time Deposit, 1.01%, 1/2/04                        $        47,415   $     47,415,330
---------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
   (AT AMORTIZED COST, $47,415,330)                                    $     47,415,330
---------------------------------------------------------------------------------------

COMMERCIAL PAPER -- 0.4%

                                                     PRINCIPAL
                                                     AMOUNT
SECURITY                                             (000'S OMITTED)   VALUE
---------------------------------------------------------------------------------------
Old Line Funding Corp., 1.09%, 1/9/04                $        25,000   $     24,993,944
Transamerica Finance Corp., 1.07%, 1/9/04                     50,000         49,988,111
---------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
   (AT AMORTIZED COST, $74,982,055)                                    $     74,982,055
---------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 99.9%
   (IDENTIFIED COST $14,685,324,584)                                   $ 17,584,390,762
---------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 0.1%                                 $     25,198,243
---------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                   $ 17,609,589,005
---------------------------------------------------------------------------------------

ADR - American Depositary Receipt

(1)  Non-income producing security.

(2) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(3) Security restricted from resale for a period not exceeding two years. At December 31, 2003, the value of these securities totaled $49,748,189 or 0.3% of net assets.

                       SEE NOTES TO FINANCIAL STATEMENTS.

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 2003

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2003

ASSETS

Investments, at value
   (identified cost, $14,685,324,584)                $ 17,584,390,762
Cash                                                            5,669
Receivable for investments sold                             2,552,453
Dividends and interest receivable                          22,326,200
Tax reclaim receivable                                        578,423
---------------------------------------------------------------------
TOTAL ASSETS                                         $ 17,609,853,507
---------------------------------------------------------------------

LIABILITIES

Payable to affiliate for Trustees' fees              $          8,252
Accrued expenses                                              256,250
---------------------------------------------------------------------
TOTAL LIABILITIES                                    $        264,502
---------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN
  PORTFOLIO                                          $ 17,609,589,005
---------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and
  withdrawals                                        $ 14,710,453,882
Net unrealized appreciation (computed on the basis
  of identified cost)                                   2,899,135,123
---------------------------------------------------------------------
TOTAL                                                $ 17,609,589,005
---------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2003

INVESTMENT INCOME

Dividends (net of foreign taxes, $2,599,762)         $    229,304,460
Interest                                                    3,621,452
---------------------------------------------------------------------
TOTAL INVESTMENT INCOME                              $    232,925,912
---------------------------------------------------------------------

EXPENSES

Investment adviser fee                               $     67,584,543
Trustees' fees and expenses                                    30,403
Custodian fee                                               1,909,174
Legal and accounting services                                  85,806
Miscellaneous                                                 270,270
---------------------------------------------------------------------
TOTAL EXPENSES                                       $     69,880,196
---------------------------------------------------------------------

NET INVESTMENT INCOME                                $    163,045,716
---------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)   $     73,809,988
   Securities sold short                                   (2,985,249)
   Foreign currency transactions                               85,031
---------------------------------------------------------------------
NET REALIZED GAIN                                    $     70,909,770
---------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)               $  3,174,871,573
   Securities sold short                                     (203,701)
   Foreign currency                                            41,238
---------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) $  3,174,709,110
---------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                     $  3,245,618,880
---------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS           $  3,408,664,596
---------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                YEAR ENDED           YEAR ENDED
                                                DECEMBER 31, 2003    DECEMBER 31, 2002
--------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

From operations --
   Net investment income                        $     163,045,716    $     139,150,041
   Net realized gain (loss)                            70,909,770         (459,996,840)
   Net change in unrealized
      appreciation (depreciation)                   3,174,709,110       (3,312,547,564)
--------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
   NET ASSETS FROM OPERATIONS                   $   3,408,664,596    $  (3,633,394,363)
--------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                $   1,351,483,956    $   2,786,165,872
   Withdrawals                                     (1,722,081,135)      (2,917,114,901)
--------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM CAPITAL TRANSACTIONS                    $    (370,597,179)   $    (130,949,029)
--------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS           $   3,038,067,417    $  (3,764,343,392)
--------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                            $  14,571,521,588    $  18,335,864,980
--------------------------------------------------------------------------------------
AT END OF YEAR                                  $  17,609,589,005    $  14,571,521,588
--------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SUPPLEMENTARY DATA

                                                                          YEAR ENDED DECEMBER 31,
                                               ------------------------------------------------------------------------------
                                                   2003            2002             2001             2000            1999
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net
  assets):
   Expenses                                            0.45%           0.45%            0.45%            0.45%           0.46%
   Net investment income                               1.05%           0.85%            0.64%            0.67%           0.72%
Portfolio Turnover                                       15%             23%              18%              13%             11%
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                       23.88%         (19.52)%          (9.67)%             --              --
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)        $ 17,609,589    $ 14,571,522     $ 18,335,865     $ 18,385,069    $ 15,114,649
-----------------------------------------------------------------------------------------------------------------------------

(1) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS.

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 2003

NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   Tax-Managed Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 1, 1995, seeks to provide long-term after-tax returns by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2003, the Eaton Vance Tax-Managed Growth Fund 1.2 held an approximate 7.4% interest in the Portfolio and two other investors owned an interest greater than 10% that equaled 86.8%. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATIONS -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Over-the-counter options are normally valued at the mean between the latest bid and asked price. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B INCOME TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of such taxable income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains or losses, and any other items of income, gain, loss, deduction or credit.

   C FUTURES CONTRACTS -- Upon the entering of a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in the price of current or anticipated portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   D PUT OPTIONS -- Upon the purchase of a put option by the Portfolio, the premium paid is recorded as an asset in the Statement of Assets and Liabilities, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the premium paid. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium paid. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

   E SECURITIES SOLD SHORT -- The Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security exchangeable for an equal amount of the security sold short in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked-to-market and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

   F FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange 32Tax-Managed Growth Portfolio as of December 31, 2003 rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

   G INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interest holder in the Portfolio. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

   H OTHER -- Investment transactions are accounted for on a trade-date basis. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

   I USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee in the amount of 0.625% (annually) of average daily net assets of the Portfolio up to $500,000,000 and at reduced rates as daily net assets exceed that level. For the year ended December 31, 2003, the advisory fee was 0.44% of the Portfolio's average daily net assets. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees' Deferred Compensation Plan. For the year ended December 31, 2003, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  INVESTMENT TRANSACTIONS

   For the year ended December 31, 2003, purchases and sales of investments, other than short-term obligations, aggregated $2,315,531,044 and $2,601,576,258, respectively. In addition, investments having an aggregate market value of $701,210,532 at dates of withdrawal were distributed in payment for capital withdrawals. During the year ended December 31, 2003, investors contributed securities with a value of $789,740,742.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2003 as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                        $   5,191,822,303
   -------------------------------------------------------
   Gross unrealized appreciation         $  12,396,006,523
   Gross unrealized depreciation                (3,438,064)
   -------------------------------------------------------
   NET UNREALIZED APPRECIATION           $  12,392,568,459
   -------------------------------------------------------

5  FINANCIAL INSTRUMENTS

   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at December 31, 2003.

6  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2003.

7  RESTRICTED SECURITIES

   At December 31, 2003, the Portfolio owned the following securities (representing 0.3% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The securities are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                         DATE OF
DESCRIPTION              ACQUISITION    SHARES          COST        FAIR VALUE
----------------------------------------------------------------------------------
Applied Materials, Inc.     12/17/03     543,250  $   11,575,935  $     12,183,767
eBay, Inc                    5/13/03     200,000       9,466,769        12,909,926
eBay, Inc.                   2/19/03     318,000      12,143,667        20,534,485
KLA-Tencor Corp.            12/17/03      50,000       2,744,377         2,929,100
Sysco Corp.                 12/17/03      32,036       1,157,644         1,190,911
----------------------------------------------------------------------------------
                                                  $   37,088,392  $     49,748,189
----------------------------------------------------------------------------------

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 2003

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS OF TAX-MANAGED GROWTH PORTFOLIO:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Tax-Managed Growth Portfolio (the Portfolio) as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for the two years in the period then ended and the supplementary data for each of the five years ended in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data present fairly, in all material respects, the financial position of Tax-Managed Growth Portfolio at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its supplementary data for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 20, 2004

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the president, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)-(d)

The following table presents aggregate fees billed to the registrant for the fiscal years ended December 31, 2002, and 2003 by the registrant's principal accountant for professional services rendered for the audit of the registrant's annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

YEARS ENDED DECEMBER 31,                          2003              2002
---------------------------------------------------------------------------
Audit Fees                                      $  99,529         $  78,198

Audit-Related Fees(1)                                   0                 0

Tax Fees(2)                                         6,300             5,100

All Other Fees(3)                                       0                 0
                                                ---------         ---------
Total                                           $ 105,829         $  83,598
                                                =========         =========

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters

(3) All other fees consist of the aggregate fees billed for products and services provided by the registrant's principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) Aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed by the registrant's principal accountant for services rendered to the registrant for each of the registrant's last two fiscal years (2002 and 2003) were $5,100 and $6,300, respectively. Aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed by the registrant's principal accountant for services rendered to the Eaton Vance organization (which includes the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant) for each of the registrant's last two fiscal years (2002 and 2003) were $ 336,546 and $458,168, respectively.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TAX-MANAGED GROWTH PORTFOLIO


By:    /S/ Duncan W. Richardson
       ------------------------
       Duncan W. Richardson
       President


Date:  February 20, 2004
       -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /S/ Michelle A. Alexander
       -------------------------
       Michelle A. Alexander
       Treasurer


Date:  February 20, 2004
       -----------------


By:    /S/ Duncan W. Richardson
       ------------------------
       Duncan W. Richardson
       President


Date:  February 20, 2004
       -----------------